Long-term Investments (Details 3) (USD $)	1 Months Ended	0 Months Ended			0 Months Ended					12 Months Ended
	Mar. 31, 2012 Tudou	Aug. 24, 2012 Youku	Mar. 12, 2012 Youku Tudou	Aug. 24, 2012 Youku Tudou	Aug. 24, 2012 Youku Tudou	Dec. 31, 2013 Equity securities	Dec. 31, 2012 Equity securities	Dec. 31, 2013 Equity securities Youku Tudou	Dec. 31, 2012 Equity securities Youku Tudou	Dec. 31, 2012 Equity securities MCOX	Dec. 31, 2011 Equity securities MCOX	Dec. 31, 2013 Equity securities MCOX	Dec. 31, 2013 Equity securities Others	Dec. 31, 2012 Equity securities Others
Available for Sale Securities
Cost Basis						$ 84,904,000	$ 80,135,000	$ 67,425,000	$ 67,425,000	$ 6,709,000		$ 6,709,000	$ 10,770,000	$ 6,001,000
Gross Unrealized Gains						54,771,000	8,644,000	44,580,000				1,320,000	8,871,000	8,644,000
Gross Unrealized Losses							(660,000)			(660,000)
Fair value		67,400,000				139,675,000	88,119,000	112,005,000	67,425,000	6,049,000		8,029,000	19,641,000	14,645,000
Impairment charge										8,400,000	50,900,000
Unrealized gain (loss)						54,800,000	8,000,000
Percentage of stock-for-stock transaction under merger			100.00%
Number of Youku's ADS was converted to for each Tudou's ADS held by SINA				1.595
Number of ADS received on conversion of ADS of Tudou		3,700,000
Number of shares disposed	250,000
One-time investment gain	$ 3,000,000				$ 7,200,000